Schedule II - Valuation and Qualifying Accounts (Detail) (Allowance for doubtful accounts [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning balance	$ 1	$ 2	$ 3
Amounts charged to income	2	1
Trade accounts receivable "written off" net of recoveries	(1)
Adjustments arising from change in currency exchange rates and other items	1	(2)	(1)
Ending balance	$ 3	$ 1	$ 2